PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property and equipment	¥ 168,750			¥ 163,468		¥ 172,147
Accumulated depreciation and amortization	(93,092)			(79,147)		(61,771)
Impairment loss for technology of discontinued online lending information services	(23,235)			(20,925)
Property, equipment, net	52,423			63,396		110,376		$ 8,119	$ 9,819
Depreciation expense	13,945	$ 2,160	¥ 10,032	14,500	$ 2,246	28,071	¥ 16,123
Office building
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property and equipment	46,376			19,470		19,470
Computer and electronic equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property and equipment	59,008			57,856		62,748
Furniture and office equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property and equipment	9,455			10,065		14,039
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property and equipment	2,476			30,069		33,050
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property and equipment	¥ 51,435			¥ 46,008		¥ 42,840